SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25

Commission File Number: 000-22183

NOTIFICATION OF LATE FILING

(Check One):	[ ] Form 10-K [ ] Form N-SAR	[ ] Form 20-F	[ ] Form 11-K	[X] Form 10-Q

For Period Ended: May 31, 2006

[  ] Transition Report on Form 10-K
[  ] Transition Report on Form 20-F
[  ] Transition Report on Form 11-K
[  ] Transition Report on Form 10-Q
[  ] Transition Report on Form N-SAR

For the Transition Period Ended: ____________________

Read Instruction (on back page) Before Preparing Form. Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

Meade Instruments Corp.

Full Name of Registrants

Former Name if Applicable

6001 Oak Canyon

Address of Principal Executive Office (Street and Number)

Irvine, California 92618

City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[ ]	(a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

(b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F,11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

(c) The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report portion thereof, could not be filed within the prescribed time period. (Attach extra sheets if needed.)

As previously reported, the Company’s Audit Committee initiated an independent evaluation of the Company’s stock option grant practices following an article appearing in the Wall Street Journal on May 22, 2006. The Company needs additional time to allow for the completion of the independent evaluation prior to the filing of its Form 10-Q for the quarterly period ended May 31, 2006 to determine if any changes to its practices or reported results are required. The Audit Committee expects to report the results of the independent evaluation to the Company’s external auditors prior to the filing of its Form 10-Q for the quarterly period ended May 31, 2006. The Company will endeavor to file its Form 10-Q as promptly as practicable.

PART IV— OTHER INFORMATION

(1)  Name and telephone number of person to contact in regard to this notification

Steven L. Muellner	(949) 451-1450

(Name)	(Area Code) (Telephone Number)

(2)  Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). [   ] Yes [X] No

(3)  Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [X] Yes     [  ] No

The Company expects net revenue for the fiscal quarter ended May 31, 2006 to be approximately $19 million with a net loss of approximately $3 million or ($0.15) per share, compared to net revenue of approximately $22 million and a net loss of approximately $0.8 million or ($0.04) per share in the prior year quarter. The changes in the results of operations from the last fiscal year period as compared to the current fiscal year period are principally related to 1) a decrease in net sales of riflescopes as the Company continued to experience riflescopes supply problems (as previously disclosed) and a decrease in sales of Bresser brand product as a large order shipped in the previous year period was not repeated in the current year period, 2) consolidated gross margins dropped approximately eight points on lower sales, sales mix and costs and expenses related to product returns, 3) operating expenses that remained relatively consistent with the prior year period, 4) interest expense that decreased by approximately 50% due to lower bank borrowings during the current year period, and 5) minimal tax benefit on the Company’s pretax loss due to the current year tax effect of valuation allowances recorded against deferred tax assets generated by foreign tax credits. These results do not include any adjustments that might result from the independent evaluation of the Company’s stock option grant practices.

This Notification of Late Filing contains comments and forward-looking statements based on current plans, exceptions, events, and financial and industry trends that may affect the Company's future operating results and financial position expectations. Such statements, including the expected timing of the filing of its report on Form 10-Q, and the expected financial results for the quarter ended May 31, 2006, involve risks and uncertainties which cannot be predicted or quantified and which may cause future activities and results of operations to differ materially from those discussed above. Such risks and uncertainties include, without limitation: delays in the evaluation by the Company's audit committee, delays the Company may experience in the completion and filing of its Form 10-K and Form 10-Q, and the results of the evaluation. For additional information, refer to the Company's filings with the Securities and Exchange Commission, including the Company's most recent quarterly and annual reports on Forms 10-Q and Form 10-K.

     If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Meade Instruments Corp.

(Name of Registrants as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: July 19, 2006	By:	/s/ Steven L. Muellner Steven L. Muellner President and Chief Executive Officer